Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes

Note 16 – Income Taxes

The Company’s effective tax rate for the three and nine months ended September 30, 2021 and 2020 differs from the federal statutory tax rate due to permanent differences, state taxes, and changes in the Company’s valuation allowance. The effective tax rate was 0.55% and (0.84%) for the three months ended September 30, 2021 and 2020, respectively, and 0.35% and (0.83%) for the nine months ended September 30, 2021 and 2020, respectively.

Note 16 – Income Taxes

The Company provides deferred U.S. federal, state, or foreign income tax benefits for all of the periods presented. The Company has also provided a valuation allowance on the net deferred tax asset because of uncertainty regarding its realizability. Realization of deferred tax assets is dependent on generating sufficient taxable income prior to the expiration of loss carryforwards.

Deferred tax assets and liabilities arise primarily from net operating loss carryforwards and temporary differences arising from the amortization of intangible assets, depreciation on property and equipment, and various accrued liabilities.

Income taxes included in the consolidated statements of income at December 31, 2020 and 2019 are detailed below:

	December 31,
	2020	2019
Current income tax expense (benefit):
Federal	$—	$—
State	—	—
Deferred income tax expense (benefit):
Federal	95,552	110,058
State	21,964	24,579
Total income tax expense (benefit)	117,516	134,637

Note 16 – Income Taxes (Continued)

The tables below represent a reconciliation of the statutory federal income tax expense to income tax:

	December 31, 2020
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(2,994,043)	21.00%
State income taxes - net of federal income tax benefits	(422,425)	2.96%
Permanent Differences	(154,285)	1.08%
Permanent Differences – Related to Convertible Debt	717,940	-5.04%
Prior year provision to return	4,046	-0.03%
Net change in valuation allowance	2,966,283	-20.81%
Total income tax expense (benefit)	117,516	-0.84%

	December 31, 2019
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(1,905,497)	21.00%
State income taxes - net of federal income tax benefits	(326,847)	3.60%
Permanent Differences	25,008	-0.28%
Prior year provision to return	—	0.00%
Net change in valuation allowance	2,341,973	-25.81%
Total income tax expense (benefit)	134,637	-1.49%

For the years ended December 31, 2020 and 2019, the effective tax rate was approximately 1 percent. Differences between the statutory rate and the Company’s effective tax rate resulted from changes in valuation allowance and permanent differences for tax purposes in the treatment of certain nondeductible expenses.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss	$7,349,101	$3,912,753
Other	19,796	18,110
Total income tax expense (benefit)	7,368,897	3,930,863
Valuation allowance	(6,189,651)	(3,223,368)
Net deferred tax assets:	1,179,246	707,495
Deferred tax liabilities:
Intangibles (non-goodwill)	$(2,123)	$(1,661)
Property and equipment	(1,429,276)	(840,471)
Total deferred tax liabilities	(1,431,399)	(842,132)
Total net deferred tax liability	$(252,153)	$(134,637)

The ultimate realization of deferred tax assets is dependent upon the existence, or generation, of taxable income in the periods when those temporary differences and net operating loss carryovers are deductible. Management considers the scheduled reversal of deferred tax liabilities, taxes paid in carryover years, projected future taxable income, available tax planning strategies, and other factors in making this assessment. Based on available evidence, management does not believe it is more likely than not that all of the deferred tax assets will be realized. Accordingly, the Company has established a valuation allowance equal to the net realizable deferred tax assets. The valuation allowance increased by $2,966,283 in 2020.

Note 16 – Income Taxes (Continued)

At December 31, 2020 and 2019, the Company had total domestic Federal net operating loss carryovers of approximately $29,814,000 and $15,873,000, respectively. Federal net operating losses generated prior to 2018 expire in 2037. Federal net operating losses generated after 2017 have an indefinite carryforward and are only available to offset 80% taxable income beginning in 2021. The determination of state NOL carryforwards is dependent upon apportionment percentages and state laws that can change from year to year and that can thereby impact the amount of such carryforwards. If unutilized, the majority of the state NOLs will expire between 2037 and 2040.

Accounting for uncertainty in income taxes is based on a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company recognizes in its financial statements only those tax positions that are more-likely- than-not to be sustained as of the adoption date, based on the technical merits of the position. Each year the Company performs a comprehensive review of its material tax positions. The Company’s policy is to recognize interest and penalties related to uncertain tax benefits in income tax expense.

As the Company had no uncertain tax benefits during 2020 and 2019, there was no accrued interest or penalties related to uncertain tax positions.

The 2017 through 2020 tax years remain open to examination by the Internal Revenue Service and, with few exceptions, various other state tax agencies. These taxing authorities have the authority to examine those tax years until the applicable statutes of limitations expire.

On March 27, 2020 the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law. The CARES Act provided for an increased interest deduction for tax years 2019 and 2020, as well as the deferral of the employer portion of social security taxes.